                      July 18, 2007

John Reynolds, Esq.
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

  Star Bulk Carriers Corp. Amendment No. 2 to Registration Statement on Form F-4 Filed May 24, 2007 File No. 333-141296

  Star Maritime Acquisition Corp. Amendment No. 2 to Preliminary Proxy Statement on Form PRER 14A Filed May 24, 2007 File No. 1-32685

Dear Mr. Reynolds:

        Star Bulk Carriers Corp. ("Star Bulk") has today filed via EDGAR its Registration Statement on Form F-1/F-4 (the "Filed Registration Statement") and the amended Preliminary Proxy Statement on Schedule 14A (the "Filed Preliminary Proxy Statement") of Star Maritime Acquisition Corp. ("Star Maritime" and, together with Star Bulk, the "Companies") under the Securities Act of 1933, as amended. The Filed Registration Statement relates to (i) the offering by Star Bulk of its common stock and warrants to shareholders of Star Maritime Acquisition Corp. in connection with a proposed merger between Star Bulk and Star Maritime, with Star Bulk as the surviving entity (the "Redomiciliation Merger"), and (ii) the registration by Star Bulk of its common stock that it will issue to TMT Co., Ltd., in connection with the proposed purchase by Star Bulk of certain drybulk carriers. The Filed Preliminary Proxy Statement relates to a proposed special meeting of the shareholders of Star maritime to consider and vote on the acquisition of the eight drybulk carriers and the Redomiciliation Merger.

        The Company originally filed its initial registration statement (the "Initial Registration Statement") and its initial preliminary proxy statement (the Initial Preliminary Proxy Statement") with the staff of the Securities and Exchange Commission (the "Staff") on March 14, 2007. By letter dated April 12, 2007, the Staff provided comments to both the Initial Registration Statement and the Initial Preliminary Proxy Statement. The Companies filed their revised registration statement and revised preliminary proxy statement (collectively, "Amendment No. 1") on May 24, 2007. The Staff provided comments to Amendment No. 1 by letter dated June 27, 2007 (the "Comment Letter").

        On behalf of the Company, we submit the following documents:

  (1)
  Six copies of the Filed Registration Statement; and

  (2)
  Five marked copies of the Filed Registration Statement, marked to show changes from the Revised Draft Registration Statement.

        This letter responds to the Staff's Comment Letter. The following numbered paragraphs correspond to the numbered paragraphs in the Comment Letter. References to page numbers in the responses below are to the marked copy of the Filed Registration Statement and the Filed Preliminary Proxy Statement. References to appended items are included on the separately filed SEC correspondence.

General

1.
Please note that the references we make to page numbers in this letter relate to the redlined copy of the amended registration statement uploaded to EDGAR.

  The Companies note the Staff's comment.

2.
We remind you that prior to the effectiveness of the registration statement, the company (not its counsel) must provide, in a correspondence to the staff, the "Tandy" representation language requested in the final section of our letter dated April 12, 2007.

        Star Bulk advises the Staff that it will provide the "Tandy" letter to the Staff prior to the effectiveness of the registration statement.

3.
We note your response to comment 2 and reissue the comment in part. Please expand on your explanation of the private placement to address in detail the mechanism for determining the number of shares to be issued to TMT (and its affiliates) and the timing of delivery of those shares, particularly in connection with the anticipated effective date of the registration statement. Confirm that the F-1 will be used to register the resale of the TMT shares and that the F-4 will not involve either the original issuance or resale of shares issued or to be issued to TMT. Please revise to include the selling shareholder and plan of distribution information required by Items 507 and 508 of Regulation S-K.

        The Staff is advised that the number of shares of Star Bulk common stock that TMT will receive in respect of the stock portion of the aggregate purchase price was determined by dividing: (i) the balance of the aggregate purchase price after subtracting the cash portion of the purchase price by (ii) $9.63 per common share, which was the average trading price of Star Maritime's common stock during the 10 trading days prior to the signing of the Memorandum of Understanding between the parties, dated November 23, 2006, which included the aggregate purchase price of $345,237,520.

        The Staff is further advised that the mechanism for, and the timing of, the issuance of these shares is also not subject to change by either Star Bulk or TMT. The shares will be delivered to TMT upon closing of the Redomiciliation Merger. The fact that these shares will be issued after the registration statement on Form F-1 is declared effective does not alter the analysis that TMT's investment decision was made, and the private placement of such shares was concluded in all material respects, at the time of entry into the definitive agreements in January 2007.

        Similarly, as discussed further below in response to Comment No. 39, pursuant to the Master Agreement, TMT undertook to procure time charter employment for six of the eight vessels in the initial fleet at prescribed minimum rates and duration. Two of the eight vessels would then operate in the spot market. Under this formulation, based on the minimum warranted rates and Star Bulk management's estimate of the spot charter rate achievable by the Star Beta, there was certainty as whether the revenue targets set forth in the Amendment to the Master Agreement, dated February 28, 2007 (i.e., before filing of the Form F-1) would be achieved. As a result, TMT completed its investment decision with regard to the additional shares that Star Bulk is committed to issue to TMT in respect of the stock consideration portion of the aggregate purchase price at the time of entering into the Amendment to the Master Agreement.

        Accordingly, the Companies confirm that the Form F-1 will be used to register only the resale of the shares that will be issued to TMT and its affiliates and that the Form F-4 will not involve either the original issuance or resale of shares that will be issued to TMT. The Companies have also revised the disclosure on pages [161 and 162] to include the selling shareholder table and plan of distribution.

4.
With respect to the registration of TMT shares, your proxy statement and registration statement still indicate that you contemplate registering the issuance of shares to TMT. For example, we note that the calculation of registration fee table states that the shares being registered include "14,144,607 shares reserved for issuance to TMT" and "1,606,962 shares reserved for issuance to TMT if certain revenue targets are achieved." We also note on page 1 the statement that the registration statement is being filed in part "to register up to 14,144,607 shares of common stock that Star Bulk will issue to TMT or subsequently to TMT's affiliates." Consistent with the comment above, please revise the calculation of registration fee table and where appropriate to clarify that the registration statement, as it concerns securities issued or issuable to the owners of the vessels to be acquired, covers the resale of such shares, not their original issuance to TMT or its affiliates.

        Star Bulk has revised the registration fee table to clarify that Star Bulk has included on the Form F-1/F-4 an aggregate of 14,144,607 shares of common stock that Star Bulk is committed to issue to TMT in respect of the stock consideration portion of the aggregate purchase price of the vessels in the initial fleet.

5.
Please refer to comment 3 in our letter dated April 12, 2007. We continue to view that Star Maritime shareholders should not be denied the opportunity to vote on the asset acquisition agreements with TMT and/or its subsidiaries, which comprise a transaction separate from the redomiciliation merger. Include the asset purchase agreements as a separate proposal for shareholder vote throughout the prospectus and in the proxy card.

        The Companies have revised the disclosure throughout the document to provide that stockholders of Star Maritime will be asked to vote on two proposals at the special meeting: (i) the acquisition of the eight drybulk carriers by Star Bulk, a wholly-owned Marshall Islands subsidiary of Star Maritime, from certain wholly-owned subsidiaries of TMT, which is referred to in the joint proxy statement/prospectus as the "Asset Acquisition"; and (ii) the merger of Star Maritime with and into Star Bulk with Star Bulk as the surviving corporation, which is referred to in the joint proxy statement/prospectus as the "Redomiciliation Merger."

Cover Page

6.
We note the revised disclosure concerning information incorporated by reference. Please advise us of the business and other information you anticipate incorporating by reference or providing upon request. We may have further comment.

        The Companies have deleted the disclosure concerning information incorporated by reference in response to this comment.

Questions and Answers, page 1

7.
We note the statement on page 4 that holders "should" not recognize taxable gain or loss. Please revise here and where appropriate consistent with prior comment 106.

  The referenced disclosure on page [4] has been revised in response to this comment.

8.
In addition, please revise the subsequent paragraph on page 4 and where appropriate to clarify the tax consequences that you identify. Currently the "inversion gain" disclosure is unclear, and it appears that the consequences affect the corporate tax rate instead of taxable gain or loss to holders. Please revise accordingly.

        In response to the Staff's comment the Companies have revised the disclosure to separate the discussion of the consequences of the Merger to a Star Maritime shareholder and the consequences of the Merger to Star Maritime and Star Bulk.

Summary, page 8

9.
We note your response to prior comment 20. Please revise to summarize how the company arrived at a forecast of $23.2 million for the first quarter. For example, explain if it was based solely on the revenues of similarly sized vessels, the historic operations of one or more of the vessels, industry data, or otherwise.

        In response to the Staff's comment the Companies have revised the disclosure on page [10] as follows:

        "Star Bulk calculated forecasted annual consolidated revenue by multiplying the charter rate disclosed in the table on page [125] for each of Star Bulk's vessels times 89.425 per vessel representing the number of days that Star Bulk expects each of the vessels will earn time charter revenue during Star Bulk's first full operating quarter."

        We also direct the staff to pages 86 and 125 of the proxy/prospectus where a list of the charter rates for seven of our eight vessels is provided. The rates of these charters are fixed for the duration of the respective charter contract. Since the term of these charter contracts range from one to three years Star Bulk believes that these rates are applicable as the prevailing charter rates for Star Bulk's first full operating quarter. One of the eight vessels, the Star Beta, currently operates in the spot market. Star Bulk management utilized a rate of $55,000 per day as the prevailing charter rate during its first full operating quarter for that vessel based on its assessment of currently prevailing spot market rates for similarly sized vessels. Specifically spot market rates for similarly sized vessels averaged $65,119 per day during the first quarter of 2007, $77,421 per day during the second quarter to date and are currently quoted at $70,300 per day. The charter rate for the Star Beta represents Star Bulk's conservative estimate of the spot market rate for this vessel during its first full operating quarter.

10.
We note your response to prior comment 22. Please file the agreement with insiders regarding the surrender of 200,000 shares.

        The Companies respectfully note the Staff's comment and advise the Staff that the agreement with insiders regarding the surrender of 200,000 shares is set forth in Section 3.2 of the Stock Escrow Agreement by and among Star Maritime, Star Maritime's initial stockholders and American Stock Transfer & Trust Company, as escrow agent.

        The Companies further respectfully advise the Staff that the Stock Escrow Agreement was filed as Exhibit 10.9 to Star Maritime's registration statement on Form S-1/A (Registration No. 333-125662) filed on December 13, 2005. For the Staff's reference, the Insider Letters were filed as Exhibits 10.1, 10.2, 10.5 and 10.7, respectively, to Star Maritime's registration statement on Form S-1/A filed on December 6, 2005 and Exhibits 10.3, 10.4 and 10.6, respectively, to Star Maritime's registration statement on Form S-1/A on December 13, 2005.

11.
We note your response to prior comment 25. Please file the agreements as soon as practicable, as we will require sufficient time for review.

        The Companies advise the Staff that pursuant to Instruction 4(c) (v) to Item 19 of Form 20-F, Star Bulk, as a foreign private issuer, is not required to file as exhibits employment agreements with its executive officers because Star Bulk is not required to make such agreements publicly available under Marshall Islands law and Star Bulk does not otherwise make such agreements publicly available. The Companies refer to the Staff to the disclosure regarding the material terms of such agreements set forth under the heading "Information Concerning Star Bulk Carriers Corp.—Employment and Consulting Agreements."

Condition to the Redomiciliation Merger, page 14

12.
Please refer to comment 27 in our letter dated April 12, 2007. You state that each condition to the completion of the merger may be waived other than obtaining the approval of the Star Maritime shareholders. We generally believe that resolicitation is required when a company waives material conditions to a merger. If you do not intend to resolicit proxies in the event of waiver of material conditions, disclose the associated risks in a separate risk factor discussion. Alternatively, disclose that you do not anticipate resoliciting your shareholders for approval of any such waiver, but that if you do so and such waiver would be material, you will resolicit the vote of your shareholders.

        The Companies have revised the disclosure on pages [14] and [67] in response to the Staff's comment.

13.
Please revise here and where appropriate to clearly identify the conditions that may be waived. Currently, your disclosure that "a number of conditions" may be waived does not identify the specific, waivable conditions.

        The Companies have revised the disclosure on pages [14] and [67] in response to the Staff's comment.

Risk Factors, page 25

14.
Please refer to comment 31 in our letter dated April 12, 2007. Several of your risk factor captions still do not clarify how certain particular risks may adversely affect aspects of your business. We reissue the comment.

        The disclosure in the section entitled "Risk Factors" has been revised in response to the Staff's comment.

15.
Please revise the last risk factor on page 34 to address Star Maritime's and Star Bulk's, and their boards' obligations to seek enforcement of the letter agreements to ensure against reductions in the trust account.

        The disclosure has been revised on page [36] to provide as follows:

        "Star Maritime, Star Bulk and both of their boards of directors may be obligated to seek enforcement of the letter agreements to ensure against reductions in the Trust Account."

Star Bulk's revenues may be dependent on the performance of its charterers, page 26

16.
Please disclose which particular vessels would be chartered by each of the companies you have named. If there are any risks to your business or operations arising from any of the charterers being non-U.S. companies, discuss those risks.

        The Companies have revised the risk factor on page [27] in response to the Staff's comment. The Companies do not believe that there are any material risks to Star Bulk's expected business or operations arising from the fact that Star Bulk's vessels will be chartered to non-U.S. companies.

There is a risk that Star Bulk could be treated as a U.S. domestic corporation..., page 30

Star Bulk may have to pay tax on United States source income..., page 30

U.S. tax authorities could treat Star Bulk as a "passive foreign investment company"..., page 30

17.
Please disclose that each of these risk factor discussions comprises opinion of your tax counsel as indicated in Exhibit 8.1.

        We have revised the disclosure in the risk factors cited in this comment to provide that such risk factor discussion comprises the opinion of tax counsel as indicated in Exhibit 8.1.

Star Bulk cannot assure you that it will pay dividends, page 31

18.
The inability or failure to pay dividends is not a risk as such. Please clarify that investors should not rely on an investment in Star Bulk if they require dividend income, and that the only return on their investments in Star Bulk may come from any appreciation of the company stock.

        The risk factor heading has been revised on page [32] to provide as follows:

        "Investors should not rely on an investment in Star Bulk if they require dividend income. It is not certain that Star Bulk will pay a dividend and the only return on an investment in Star Bulk may come from appreciation of the common stock."

Charter rates in the drybulk shipping market are at historically high levels..., page 37

19.
Please refer to comment 44 in our letter dated April 12, 2007. You have not provided us annotated photocopies of the relevant parts of the Drewry report from where you have cited information to predict an increase of the world's drybulk carrier fleet in 2007. We reissue the comment.

        The Companies have attached to this letter as Appendix 1 the Drewry report and cite pages 7 and 8 that contain the information in support of the disclosure concerning the projected increase in the world drybulk carrier fleet in 2007.

The Star Maritime Special Meeting, page 43 Adjournments and Postponements, page 46

20.
Please refer to comment 51 in our letter dated April 12, 2007. It is inappropriate to equate a shareholder vote in favor of the merger to a shareholder vote in favor of adjournment or postponement of the meeting for the solicitation of additional proxies, and vice versa. You must independently solicit proxies for any use of discretionary voting authority on the adjournment or postponement of the meeting, if necessary and appropriate, to solicit additional proxies if there are insufficient votes at the time of the meeting to adopt the merger and the asset sale agreements. We reissue the comment.

        Star Maritime has revised the proxy card, included as Appendix L, in response to this comment.

Background and Reasons for the Redomiciliation Merger, page 47

History of the Agreements to Acquire the Vessels, page 47

21.
Please refer to comment 52 in our letter dated April 12, 2007. If, as it appears from the disclosure on page 48, Star Maritime evaluated prospective transactions in the shipping industry between its formation and its initial contact with TMT, so state, specifying the number of transactions Star Maritime considered before July 25, 2005.

        The disclosure has been revised on page [50] to state that "During the period between its formation and July 25, 2006, its initial contact with TMT, Star Maritime evaluated 23 prospective transactions."

Expenses, page 49

22.
Please disclose the nature, or provide a breakdown, of the $452,546 you have incurred "in other related costs."

        The disclosure on page [51] has been revised to include the nature of the "other related costs" amounting to $452,546 that Star Maritime has incurred.

Satisfaction of 80% Test, page 51

23.
Please refer to comment 55 in our letter dated April 12, 2007. Disclose here that Star Maritime directors and executive officers who have interests in the merger that are different from, or in addition to, the interests of your unaffiliated shareholders, have actively participated in the negotiations related to the asset acquisition agreements.

        The disclosure on page [53] has been revised to include that Star Maritime directors and executive officers who have interests in the merger that are different from, or in addition to, the interests of our unaffiliated shareholders, have actively participated in the negotiations related to the asset acquisition agreements.

Recommendations of the Board of Directors, page 52

24.
Please refer to comment 63 in our letter dated April 12, 2007. Disclose that "desk appraisals" are not based on actual inspection of vessels by appraisers, and describe the specific assumptions underlying these "appraisals." Also, disclose the amount of fees you paid to obtain the "appraisals." Moreover, identify the shipbroking advisors who advised you that drybulk vessel values would increase and that the 80% test was met by the underlying value of the vessels, as discussed on page 53. Finally, discuss the criteria you utilized in your own appraisal, and the factors based upon which you concluded that the current market value of the vessels is more than $390 million.

        Star Maritime advises the Staff that the disclosure on page [55] has been revised to reflect (i) that the desk appraisals are not based on the actual inspection of vessels by appraisers; (ii) the assumptions underlying the appraisals; (iii) the fees paid for the appraisals; and (iv) the shipbrokers who acted as our advisors and concluded that drybulk vessel values would increase and that the 80% test was met by the underlying value of the vessels.

        Star Maritime advises the Staff supplementally that in accordance with common practice in the shipping industry, the criteria used by Star Maritime's management in its own appraisal are the same as those used by independent shipbrokers as described on page [55] i.e. based on a general analysis of comparable sales of similar vessels, as well as its own expertise.

25.
Please refer to comment 64 in our letter dated April 12, 2007. Identify Cantor Fitzgerald and Maxim Group as the financial analysts, and provide a reasonably detailed discussion of the material aspects of the financial analyses they have provided Star Maritime. In addition, as the Star Maritime board made the purchase decision upon reliance of the financial analyses, file these analyses as separate exhibits.

        The Companies have revised the disclosure on page [54] to provide as follows:

        "As part of their engagement, Cantor Fitzgerald and Maxim Group provided financial advisory services to Star Maritime's management in connection with the acquisition of the eight drybulk carriers from TMT. Star Maritime's board of directors did not obtain a fairness opinion because the board evaluated the transaction as an acquisition of assets and independent appraisals of the vessels' values provided a sufficient basis for the board to value the transaction. Star Maritime's financial advisors advised management in the preparation of the financial forecast set forth under "Star Bulk's Forecasted Cash Available for Dividends, Reserves and Extraordinary Expenses." Star Maritime's financial advisors also compiled publicly available data concerning international drybulk shipping companies publicly traded in the United States that would be directly comparable to Star Bulk, including enterprise values, earnings, and the ratios thereof and the average ratios for the group of companies. Star Maritime's management determined that by applying the average of the ratios of the other drybulk shipping companies to its own forecasted net earnings on an annualized basis, the value of Star Bulk would be significantly higher than the aggregate purchase price of the eight drybulk carriers of $345,237,520. Star Maritime's financial advisors did not prepare any analysis for the board of directors and nor did they make any presentations to the board of directors. Star Maritime's Chief Executive Officer, Mr. Akis Tsirigakis, and Chief Financial Officer, Mr. George Syllantavos, communicated to the board of directors the basis for the evaluation of the asset acquisition and rationale for merging with and into a Marshall Islands subsidiary in order to operate a fleet of drybulk carriers."

The Acquisition Agreements, page 57

26.
Please refer to comment 69 in our letter dated April 12, 2007. As you are appending the agreements in question to this joint proxy statement/prospectus and not incorporating them by reference to documents previously filed, delete the phrase "incorporated...by reference."

        The disclosure on page [59] has been revised to clarify that the Companies have appended the Memoranda of Agreement, the Supplemental Agreement and the Master Agreement to the Filed Registration Statement and will not incorporate the above mentioned agreements by reference.

27.
Please revise page 78 to address the origin and uses of the services identified as "office fees," "[r]ent," "interest expense" and "Franchise Taxes." It is unclear what franchises the company has used. In addition, it is unclear how the rent and office fees differ from one another and the $7,500 per month office fees.

        Star Maritime advises the Staff that the amount of $596,423 disclosed under the line item "Professional and Office Fees" is comprised of professional fees only and does not include any office fees. The reference to office fees on page [81] has been deleted.

Information Concerning Star Bulk Carriers Corp., page 81

28.
Please refer to comment 85 in our letter dated April 12, 2007. Disclose in appropriate locations throughout the document the information you provide in the response letter. In addition, describe the novation arrangement that you have regarding the chartering of the vessel, A Duckling.

        The Companies have revised the disclosure on pages 88, 102 and 124 relating to the charters arranged by TMT. The Companies advise the Staff that the form of novation agreement is attached as Exhibit B to the Supplemental Agreement, which was filed as Exhibit 10.11 to Star Bulk's registration statement on Form F-1/F-4 on March 14, 2007. We have attached as Appendix 2 to this letter the signed Novation Agreement for the A Duckling for the Staff's reference.

Distinguishing Factors and Business Strategy, page 81

29.
Please identify Star Bulk's main direct competitors in the drybulk shipping industry.

        Star Bulk notes the Staff's comment and has revised the disclosure on page [84] to include that the international drybulk shipping industry is highly fragmented and is comprised of approximately 6,300 oceangoing vessels of tonnage size greater than 10,000 dwt which are owned by approximately 1,500 companies. Accordingly, Star Bulk believes that it would not be practical nor meaningful to investors to identify such a vast number of international drybulk shipping companies as competitors however, Star Bulk has identified several factors that will distinguish it in the drybulk shipping industry.

30.
We note your response to prior comment 82. Please file the one year time charters and the agreement with Combine Marine, Inc.

        In response to the Staff's comment, the Companies have filed the one year time charters for both the Star Gamma and the Star Iota as exhibits [10.17] and [10.18] to this Filed Registration Statement. The agreement with Combine Marine Inc. was previously included as exhibit 10.16 of the Registration Statement of Star Bulk filed with the Commission on May 24, 2007.

Directors and Executive Officers, page 86

31.
Please refer to comment 86 in our letter dated April 12, 2007. We do not find any disclosure that specifically states that Messrs. Tsirigakis and Syllantavos may engage in other business activities in the international shipping industry after being employed by Star Bulk. Disclose this information in the beginning of this section and discuss the ramifications arising from this eventuality in a separate risk factor disclosure.

        The disclosure on pages [93 and 94] has been revised to incorporate the relevant non-compete provisions in the employment agreements of Messrs. Tsirigakis and Syllantavos. The Companies have also added a risk factor on page [34] to disclose the risk that other business activities engaged in by Messrs. Tsirigakis and Syllantavos may create conflicts of interest.

Star Bulk Principal Shareholders. page 96

32.
Please refer to comment 88 in our letter dated April 12, 2007. Identify the natural persons who exercise voting and investment control over the securities held of record by Oceanwood Master Fund, The Baupost Group, Fir Tree Recovery, Sapling, and TMT. We reissue the comment.

        The disclosure on pages [74] and [99] has been revised to include the natural persons who exercise voting and investment control over the securities held of record by the above referenced entities.

Management's Discussion and Analysis, page 99 Charters, page 100

33.
Please discuss any intended charter arrangements in the near future for the vessels, Star Beta and Star Theta. In this context, we note that you have disclosed in your Form 8-K filed May 31, 2005 that TMT has procured a time-charter for Star Theta.

        The Companies have revised the disclosure on page [103] to provide that all of Star Bulk's vessels, with the exception of the Star Beta, will be employed on time charter and to include a cross-reference to the description of Star Bulk's charter arrangements under the heading "Information Concerning Star Bulk Carriers Corp.—Star Bulk's Fleet."

Star Bulk's Forecasted Cash Available for Dividends Reserves and Extraordinary Expenses, page 124

34.
Please revise to delete "Forecasted Available Cash per common share" and the applicable measure because GAAP precludes the presentation of per share measures of cash flow and liquidity. Refer to Accounting Series Release No. 142 and SFAS 95.

        The Companies note the Staff's comment and respectfully advise the Staff that Star Bulk's Forecasted Cash Available For Dividends, Reserves and Extraordinary Expenses was not prepared in accordance with GAAP and is not required to be prepared in accordance with GAAP. The Companies respectfully note that the disclosure on page [123] provides that "The accompanying prospective financial information was not prepared to comply with a view towards complying with the guidelines established by the American Institute of Certified Public Accountants..." Accordingly, the Companies believe that Accounting Series Release No 142 and SFAS 95 precluding the presentation of per shares measures of cash flow and liquidity are not applicable. The Companies also refer the Staff to the prospectuses of a number of shipping companies such as OceanFreight Inc., Omega Navigation, Seaspan Ltd. and Paragon Shipping Inc. all of which have included the calculation of "Forecasted Available Cash per common share.

Capitalization of Star Maritime, page 125

35.
It appears that the "As further Adjusted" column in the capitalization table on page 125 should reflect the drawdown of an addition $66.8 million under the company's credit facility of up to $120 million to replace funds from the Trust Account used for the payment of redemption value and deferred interest to investors, so as to be consistent with the pro forma balance sheet on page 21. Please advise or revise.

        The Companies have revised the capitalization table on page [128] in response to this comment.

Dilution

36.
We have reviewed your response to prior comment 96, however, Item 4 of Part 1 of Form F-1 and Item 9(E) of Form 20-F require presentation of a dilution table where there is substantial disparity between the net tangible book value before and after the transaction. The reasons that the calculation of net tangible book value before the redemption at March 31, 2007, as presented in Appendix 3, appears to include the $65 million recorded for common shares subject to redemption is unclear. The staff believe that net tangible book value should represent the amounts included within stockholders' equity and be reduced by any intangible assets. It would appear that your net tangible book value before the transactions would be approximately $124 million. Please advise or revise.

        The Companies note the Staff's comment and respectfully advise the Staff that the issuance of Star Bulk shares to TMT is dilutive to TMT however, as discussed in the response to comment No. 3, the shares issued to TMT will be issued in a private transaction and not in a public offering. Star Bulk is using the F-1 to register the resale of TMT's shares and not for their original issuance. The F-1 disclosure is being provided only to existing shareholders of Star Maritime which, as a class, are not experiencing any dilution. We believe that we are not required to include a dilution table under Item 9.E of Form 20-F in connection with the registration of TMT's shares for resale. Accordingly, the Companies believe that a dilution table is not required to be included in the joint proxy statement/prospectus. Please find attached to this letter as Appendix 3 the relevant calculations.

Related Party Transactions, page 127

37.
Please refer to comment 100 in our letter dated April 12, 2007. Although Star Bulk, organized under the Marshall Island laws, will be the surviving and operational entity after the approval of the merger, it appears that, to all intents and purposes, Star Maritime, a Delaware corporation, which is the current parent and reporting company and whose shareholders are solicited to approve the merger, is the actual business entity that is providing the information required to be disclosed in this joint registration statement/prospectus. Therefore, provide the disclosure required by Item 404(b) of Regulation S-K. We reissue the comment.

        The disclosure has been revised on page [132] to provide as follows:

"All ongoing and future transactions between Star Bulk and any of its officers and directors or their respective affiliates, including loans by Star Bulk's officers and directors, if any, will be on terms believed by Star Bulk to be no less favorable than are available from unaffiliated third parties, and such transactions or loans, including any forgiveness of loans, will require prior approval, in each instance by a majority of Star Bulk's uninterested "independent" directors or the members of Star Bulk's board who do not have an interest in the transaction, in either case who had access, at Star Bulk's expense, to its attorneys or independent legal counsel."

Financial Statements
Star Maritime Acquisition Corp
Note A—Organization and Business Operations, page F-23

38.
Please expand the description of the purchase of vessels and the Master Agreement and Supplemental Agreement to disclose the significant terms of the earn-out provisions. See section 2 of Appendix J.

        The Companies have revised the disclosure on page [F-23] in response to the Staff's comments.

39.
Please tell us the reasons you believe the acquisition of eight shipping vessels from TMT should be reflected as the acquisition of assets despite the earn-out provision which is typically seen only in business combination transactions. In addition, we note that TMT has undertaken to obtain time charters for six of the eight vessels and that these charters will pass to you upon acquisition of the vessels. Explain any relationships between the parties chartering the vessels before and after the acquisition. In your response, please explain in detail how you considered each factor of Rule 11-01(d) of Regulation S-X in reaching your conclusion that this transaction is the acquisition of assets instead of a business combination.

        In presenting the financial statements of Star Bulk, Star Bulk has considered the relevant guidance contained in Regulation S-X 11-01(d) and Emerging Issues Task Force (EITF) 98-3 "Determining Whether a Nonmonetary Transaction Involves Receipt of Productive Assets or of a Business", which defines a business. Star Bulk understands that the SEC Staff considers that while the guidance in EITF 98-3 should be considered, the primary evaluation should be under Regulation S-X 11-01(d).

        Star Bulk has considered the provisions of the guidance and determined that vessels purchased do not constitute a business. Star Bulk sets outs its analysis under Regulation S-X 11-01(d) in the paragraph following:

        In this regard, for the Staff's guidance, in 2005, the Accounting Staff of the Structured Finance, Transportation and Leisure office established a task force led by Joseph Foti and Michael Fay to analyze the question of whether acquired vessels should be treated as a business. In connection with the review of the registration statement on Form F-1 (Registration No. 333-124952) of Aries Maritime Transport Limited, the Staff came to the view that an acquired vessel is appropriately treated an as asset, provided that the company include appropriate disclosure including, among other things, disclosure regarding the lack of historical operating data for vessels before their acquisition. Star Bulk has included such disclosure in the Management's Discussion and Analysis of Financial Condition and Results of Operations section. Other transactions in which the acquisition of a vessel was treated as the acquisition of an asset rather than a business include the initial public offerings of Omega Navigation Enterprises Inc. (Registration No. 333-132503), Eagle Bulk Shipping Inc. (Registration No. 333-123817), Genco Shipping & Trading Ltd. (Registration No. 333-124718) and Quintana Maritime Ltd. (Registration No. 333-124576).

  (1)
  Will the nature of the revenue-producing activity of the component remain generally the same as before the transaction;

        The revenue-producing activity of the vessel is the provision of maritime transportation. After the transaction, the vessel will continue this revenue-producing activity. While Star Bulk will acquire seven of the eight vessels in its initial fleet, the chartering responsibility for the vessel is contracted to a broker, and the nature of future charters may vary substantially depending on market demand and Star Bulk's strategy—e.g. spot market, long-term time charter or bareboat. Star Bulk will acquire six vessels that have an existing charter agreement that will be novated to Star Bulk and by which the seller will be released from the charter. While Star Bulk will enter into the charter, all other aspects of the vessel are changed upon acquisition including the management company, the crew, and the broker.

  (2)
  Whether any of the following attributes remain with the component after the transaction;

    i.
    Physical facilities

      The sole physical facility is the vessel. Maintenance of the vessel is performed under contract by the technical ship management company. Subsequent to the transaction, the ship management company is replaced.

    ii.
    Employee base

      The vessel-owning company has no employees. Crew of the ship are not employees of the vessel-owning company, but employees of the Management company. Other employees involved in sales (chartering) or maintenance are employees of separate companies. As a result of the transaction there are no additional employees of Star Bulk. No employees of TMT or its vessel owning subsidiaries will be employed by Star Bulk upon the vessel acquisition.

    iii.
    Market distribution system

      After the expiry or earlier termination of the charters for the seven vessels and with respect to the eighth vessel which will be operated on the spot market, the vessels will be chartered through a broker, which is a separate entity. Subsequent to the transaction, the broker is replaced (i.e., Star Bulk will not employ TMT's broker).

    iv.
    Sales force

      The vessel-owning company has no employees. Sales, i.e., chartering is performed by contract with a broker. Subsequent to the transaction, the broker is replaced.

    v.
    Customer base

      Customers are customers of the broker who matches assets (vessels) with customers. As a result of the transaction, after the expiry or earlier termination of the charters for the seven vessels and with respect to the eighth vessel which will be operated in the spot market, Star Bulk may charter to different customers, and under different charters strategies, e.g., from long-term charters to the spot market.

    vi.
    Operating rights

      Not applicable. The vessel or vessel-owning company does not hold operating rights.

    vii.
    Production techniques, or

      Not applicable. The vessel or vessel-owning company does not hold or have the right to production techniques.

    viii.
    Trade names

      As a result of the transaction, the ship's name is changed.

        EITF 98-3 states that a business is a "self sustaining integrated set of activities and assets (consisting of inputs, processes and outputs) conducted and managed for the purpose of providing a return to investors..." EITF 98-3 sets out key elements to determine whether the transferred set of activities and assets is a business. With the exception of the existence of a long-lived asset (the vessel), the transferred set of activities and assets does not include intellectual property, access to necessary materials or rights, employees, management systems and processes or access to customers. Star Bulk believes that the significant missing elements from the transferred set of activities and assets provide a strong indicator that a vessel or vessel-owning company is not a business.

        Star Bulk also believes that the transferred set of activities lacks the elements to be "self-sustaining". A vessel is a bare asset consisting of steel that cannot sustain itself without significant inputs from its owner. In the shipping industry, the charter is a separate service contract between the vessel owner and the charterer. A vessel subject to a charter cannot be transferred to a new owner without the charterer's consent. Similarly, the transfer of a vessel subject to a charter will not transfer the charter to the buyer. In the majority of transactions in the shipping industry, vessels are purchased free of charters. For those vessels acquired free of charters, there is no continuity of the revenue producing activity.

        Where Star Bulk has purchased vessels each charter will effectively terminate and be novated to Star Bulk upon delivery of the relevant vessel. The continuity of the revenue producing activity is not a result solely of the acquisition of the vessel and the mere transfer of a vessel will not serve to transfer a charter, which is a separate service agreement between the vessel owner and the charterer. A vessel cannot be acquired with a charter in place without the charterer's consent and the buyer's entering into a direct agreement with the charterer to assume the charter (i.e. the novation agreements, attached as Exhibit B). In addition, where the charter is novated to Star Bulk, it believes that the revenue producing activity of the vessel being generally the same is only one of the factors that needs to be taken into account in considering whether the purchase of the vessel constitutes a business or an asset. In those instances where it has purchased vessels and will assume charters, Star Bulk believes that the complete change of the attributes listed in Regulation S-X, Article 11-01 (d) (2) outweighs the apparent continuity of the revenue producing activity for those vessels.

        The first question that arises, then, is of the vessel's ability to perform an assumed charter. Simply stated, a vessel, by itself, has no ability to perform an assumed charter. This is because the assumed charter can only be performed with significant inputs from the owner. Because Star Bulk will only acquire a vessel and not a business, the vessel cannot operate and cannot generate revenue without those significant inputs. Those inputs include the need to provide a crew to operate the vessel, the technical expertise and knowledge to manage the vessel's operations and maintenance, the need to put in place appropriate insurance arrangements and comply with other required legal, technical and regulatory requirements, and the need to identify new customers for the asset.

        Without these, the vessel will simply sit in one place, and not be able to earn revenue. This is reinforced by the analysis of whether the acquisition of a vessel constitutes a business or an asset under EITF 98-3.

        EITF 98-3 states that "for a transferred set of activities and assets to be a business, it must contain all of the inputs and processes necessary for it to continue to conduct normal operations after the transferred set is separated from the transferor, which includes the ability to sustain a revenue stream by providing its output to customers."

        Star Bulk has analyzed the transferred set of activities:

The set includes:

  •
  Long-lived asset (vessel)

  •
  Access to one customer (the current charterer) but only where Star Bulk will assume an existing charter and only for so long as the assumed charter remains in effect. Otherwise, the purchase of the vessel does not carry with it access to any customers.

The set excludes (all of which are considered major):

  •
  Employees—all crew members are changed on the vessel upon acquisition, irrespective of whether a charter is assumed with the vessel. The newly acquired vessel must dock at an agreed time at or after the acquisition date to complete this.

  •
  Management of the vessel—the Company appoints a manager of the vessel. This is fundamental since the manager conducts the vessel's operations.

  •
  Strategic management of the vessel—the new vessel owner's management determines the nature of the strategic use of the vessel, such as chartering the vessel in the spot market or on period charter.

  •
  Continuity of customer—When no existing charter is assumed, the new owner hires a broker to find customers. Since different end users have different needs, the end users who chartered the vessel from the seller may be completely different from those who will charter the vessel from the buyer. Where an existing charter is assumed, the charterer must approve the sale of the vessel to the new owner and enter into a direct charter assumption agreement with the new owner. Otherwise, there will be a breach of the charter agreement.

  •
  Continuity of broker—a new broker is appointed to find a customer for a newly acquired vessel.

  •
  Continuity of maintenance of the vessel—the new technical management company must put in place the new trading certificates (after inspection by the flag state inspectors and the classification society surveyors) and licenses to change ownership of the vessel, put new insurance agreements in place, implement maintenance plans and set up new and different systems to direct and monitor the operations of the vessel.

  •
  Continuity of trading, national and international certificates (the shipping industry's trading / operating licenses)—these certificates are revoked and must be changed with a change of owners and / or managers before the vessel can start trading (operating). It takes considerable time and effort by the manager to change the certificates. One element of the success of the change of the certificates is that the vessel's physical condition meets specified requirements. When the requirements are not met, repairs need to be completed before the vessel can operate.

  •
  Continuity of revenue earning capability—with a change in the nationality of the owner and / or technical manager, new restrictions may be imposed on the trading pattern of the vessel acquired. For example, a vessel may not be able to trade in certain countries, which may impact the revenue earning capability of the vessel.

  •
  Continuity of profitability of the vessel—with a change in the owner and / or manager, the operating cost structure of the vessel may change significantly. The changes result from the differences in the technical and operational standards employed in running the vessel by the Company, crew efficiency and other costs related to the way that the vessel is operated.

        When a new vessel is acquired, it takes considerable effort by the new owners and the management company to put into place all of the arrangements, which are extensive and indispensable, in order to operate the vessel.

        Star Bulk has determined that the items that the transferred set excludes are fundamental for the vessel to continue normal operations and to generate revenue. The vessel to be acquired is not capable of operating without a crew, a technical manager, insurance, suppliers and brokers. Star Bulk must put all of these in place upon acquisition of a vessel. Accordingly, Star Bulk has determined that the transferred set lacks the ability to be self-sustaining.

        Star Bulk also notes that there is no precedent or industry practice for treating the acquisition of individual vessels as a purchase of a business. To the contrary, sales of vessels are treated as sales of assets whose financial performance is both confidential to the seller and irrelevant to the buyer.

        The Companies believe that the stock portion of the aggregate purchase price which consists of 1,606,962 additional shares of Star Bulk common stock that will be issued to TMT following the Redomiciliation Merger does not operate as a true "earn out" provision which, in typical business combination transactions, is tied to revenue or EBITDA hurdles that may or may not be achieved depending on an acquired company's results of operations. Pursuant to the Master Agreement, TMT undertook to procure time charter employment for six of the eight vessels in the initial fleet at prescribed minimum rates and duration. Two of the eight vessels would then operate in the spot market. Under this formulation, based in the minimum warranted rates and Star Bulk management's estimate of spot charter rates achievable by the Star Beta and the Star Theta, there was certainty as whether the revenue targets set forth in the Amendment to the Master Agreement would be achieved. Following the execution of the acquisition agreements, TMT procured charters for five of the vessels in the initial fleet and agreed to charter two of the vessels back to TMT. Consequently, Star Bulk will operate seven of the eight vessels in its initial fleet on time charters and one vessel will operate in the spot market. Star Bulk management estimates that the Star Beta, a 174,691 deadweight ton Capesize bulk carrier will earn a charter rate of $55,000 per day operating in the spot market, based on current spot market rates. The daily time charter rate for the vessels and duration of the time charters, which range from one to three years, together with projected spot charter rate for the Star Beta, are presently known and therefore the revenue targets that must be achieved operate to govern the timing of the issuance of the additional shares to TMT, and not whether TMT will be entitled to receive additional shares.

        Star Bulk will enter into a time charter with each of Worldlink Shipping Limited for the Star Alpha, North China Shipping Limited Bahamas for the Star Epsilon, Essar for the Star Delta, Neptune for the Star Zeta, Hyundai for the Star Theta and TMT for the Star Iota and Star Gamma. For the Staff's guidance, a charter does not transfer with the sale of a vessel. The charterer must consent to the sale, terminate the charter with the seller and enter into a charter with the buyer. In the present case, the existing charters between TMT and third party charterers will be novated to Star Bulk pursuant to a novation agreement. Star Bulk does not have any prior relationships with these third party charterers.

        In addition Messrs. Su and Espig, appointed by TMT, will occupy positions on the board of directors of Star Bulk as of the effective date of the Redomiciliation Merger. This arrangement with TMT was agreed upon at the time Star Bulk and TMT agreed upon the basic terms of the asset acquisition as documented in the Memorandum of Understanding between the parties. Under this arrangement, Messrs. Su and Espig will not participate in the day to day management of Star Bulk or its vessels, their board positions do not constitute a majority on the Star Bulk board of directors and there are currently no agreements between any of the Star Bulk directors to appoint officers. Star Bulk believes that the objective of this arrangement was for these TMT appointees to protect TMT's equity position in Star Bulk.

Undertakings, page 11-4

40.
Please refer to comment 112 in our letter dated April 12, 2007. Paragraph A(1) of your undertakings still includes the inappropriate qualifying language: "unless the information required...is part of the registration statement" We reissue the comment.

        Star Bulk has revised the undertakings in Part II of the Filed Registration Statement pursuant to Item 512(a)(1) of Regulation S-K.

Exchange Act Filings

41.
Please revise Star Acquisition Corp's PREM14A to be consistent with any revisions made to Star Maritime's Forms F-1 and F-4, as applicable.

        The Companies note the Staff's comment and have prepared Amendment No. 2 to Star Maritime's Acquisition Corp.'s PREM14A to be consistent with the revisions reflected in Amendment No. 2 to Star Bulk Carriers Corp.'s registration statement on Form F-1/F-4.

* * * * *

        If you have any questions or comments concerning the enclosed, please feel free to telephone the undersigned at (212) 574-1223, Robert E. Lustrin at (212) 574-1420 or Christine Westbrook at (212) 574-1371.

        Kindly acknowledge receipt of this letter and the enclosures by having the enclosed duplicate copy of this letter stamped and returned to our messenger.

Very truly yours,
SEWARD & KISSEL LLP
By:	/s/ GARY J. WOLFE Gary J. Wolfe
cc:
Padip Bhaumik, Esq.
Pamela Howell, Esq.
Ms. Tia Jenkins
Ms. Maureen Bauer

Enclosures